SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - Galaxy Digital Holdings, LP	Dec. 31, 2024
Software technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Software technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Customer relationships and other intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Customer relationships and other intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years